Equity - Additional Information (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Sep. 30, 2023	Feb. 15, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Authorized share capital (in US dollar)	R$ 50,000
Number of shares authorised	20,000,000,000
Par value per share	R$ 0.0000025	R$ 1.00
Number of Right Shares Issued	5,000,000,000
Share capital	R$ 13		R$ 13
Reserves	7,998,213		7,817,670
Other comprehensive income	(729,442)		(825,301)
Non-controlling interests	107,859		96,722
Treasury shares	R$ 8,417		R$ 0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	10,000,000,000
authorized shares	284,836,041
nNumber of treasury shares	82,526
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	5,000,000,000
authorized shares	117,037,105